LEASES - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 7,784
Lessee, Operating Lease, Liability, to be Paid, Year Two	7,683
Lessee, Operating Lease, Liability, to be Paid, Year Three	7,288
Lessee, Operating Lease, Liability, to be Paid, Year Four	6,673
Lessee, Operating Lease, Liability, to be Paid, Year Five	6,269
Lessee, Operating Lease, Liability, to be Paid, after Year Five	50,311
Total lease payments	86,008
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ 18,456
Operating Lease, Liability	Other liabilities	Other liabilities